EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 19, 2020	Feb. 21, 2018	Jan. 03, 2021	Dec. 29, 2019	Feb. 20, 2019
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)	9,939,154				10,337,017
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares	5.00%	5.00%
Shares repurchased for cancellation (in shares)			843,038	8,217,715
Shares repurchased for cancellation			$ 23,216	$ 257,233
Number of shares in entity held by entity or by its subsidiaries or associates			2,897	9,206
Value of shares in entity held by entity or by its subsidiaries or associates			$ 200	$ 200
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)			843,000	8,218,000
Shares repurchased for cancellation			$ 744	$ 6,738
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation			$ 22,472	$ 250,495